Valuation and Qualifying Accounts and Reserves (Schedule II) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 52,997	$ 40,450	$ 49,420
Bad debt expense	38,240	42,716	29,869
Uncollectible accounts written off, net of recoveries	(45,354)	(30,169)	(38,839)
Ending balance	45,883	52,997	40,450
Deferred Tax Asset Valuation Allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	44,101	17,292	12,595
Additions (deductions)	10,660	(489)	4,697
Acquired balances	18,782	27,298	0
Ending balance	$ 73,543	$ 44,101	$ 17,292